Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 63,901,946	$ 60,765,154
Level 2 [Member]
Liabilities:
Derivative Warrant Liability – Private Warrant	$ 9,300	$ 8,900